Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[2]	Average Summary Compensation Table Total for Non-PEO NEOs[3]	Average Compensation Actually Paid to Non-PEO NEOs[4]	Total Shareholder Return[5]	S&P 500 Industrials Total Shareholder Return[6]	Net Income (millions)[7]	Adjusted EBITDA (millions)[8]
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$10,439,082	$23,640,761	$4,078,360	$11,598,514	$175	$98	($160)	$2,667

Named Executive Officers, Footnote [Text Block]	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Dominguez (our Chief Executive Officer) for 2022 in the “Total” column of the Summary Compensation Table above.
Peer Group Issuers, Footnote [Text Block]	The peer group used for this purpose is the following published industry index: S&P 500 Industrials.
PEO Total Compensation Amount	$ 10,439,082	[1]
PEO Actually Paid Compensation Amount	23,640,761	[2]
Non-PEO NEO Average Total Compensation Amount	4,078,360	[3]
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,598,514	[4]
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported in column (d) represent the average of the amounts reported for the company’s named executive officers (NEOs) as a group (excluding Mr. Dominguez) in the “Total” column of the Summary Compensation Table above in each applicable year. The names of each of the NEOs (excluding Mr. Dominguez) included for purposes of calculating the average amounts in 2022 for Messrs. Eggers, Hanson, Koehler, and McHugh.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Cumulative Total Shareholder Return (TSR)

As demonstrated by the graph below, the amount of compensation actually paid to Mr. Dominguez and the average amount of compensation actually paid to the company’s NEOs as a group (excluding Mr. Dominguez) is aligned with the company’s TSR for the year presented in the table. The alignment of compensation actually paid with the company’s cumulative TSR over the period presented is a result of having a significant portion of the compensation actually paid to Mr. Dominguez and to the other NEOs comprised of equity awards. As described in more detail in the section “Compensation Discussion and Analysis” above, the company targets that approximately 74% of the value of total compensation awarded to the CEO and 56% of the value of total compensation awarded to other NEOs be comprised of equity awards, including restricted stock units and performance-based restricted stock units.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid, Net Income and Adjusted EBITDA

As demonstrated by the tables below, the amount of compensation actually paid to Mr. Dominguez and the average amount of compensation actually paid to our NEOs as a group (excluding Mr. Dominguez) is generally aligned with our net income and Adjusted EBITDA performance as reported in the 2022 Annual Report on Form 10-K. While we do not use net income as a performance measure in the overall executive compensation program, the measure of net income is the GAAP measure used to reconcile to the Adjusted EBITDA measure, which the company uses when setting goals in our short-term incentive compensation program. Adjusted EBITDA is defined as net income plus non-cash interest expense, depreciation and amortization, interest and other income, income tax provision, loss (gain) on the extinguishment of debts, stock-based compensation expense and restructuring or other unusual charges. While the company uses numerous financial and non- financial performance measures for the purpose of evaluating performance for the company’s compensation programs, the company has determined that Adjusted EBITDA is the financial performance measure that represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to company performance. As described in more detail in the “Compensation Discussion and Analysis” section above, we target that approximately 15% of the value of total compensation awarded to the CEO and 20% of the value of total compensation awarded to other NEOs be comprised of amounts determined under our short-term incentive compensation program.

Total Shareholder Return Vs Peer Group [Text Block]

Cumulative TSR of Constellation and Cumulative TSR of the Peer Group

As demonstrated by the graph below, Constellation’s cumulative TSR over the year since becoming a publicly traded company presented in the table was 75%, while the cumulative TSR of the peer group presented for this purpose, the S&P 500 Industrials, was negative 2% over the year presented in the table. Constellation’s cumulative TSR outperformed the S&P Industrials, during the year presented in the table, representing the company’s superior financial performance as compared to the companies comprising the S&P 500 Industrials peer group. For more information regarding our performance and the companies that the Compensation Committee considers when determining compensation, refer to the “Compensation Discussion and Analysis” section above.

Tabular List [Table Text Block]

As described in greater detail in “Compensation Discussion and Analysis” above, the company’s executive compensation program reflects an alignment to shareholder interest. The metrics used for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the company to link executive compensation actually paid to the NEOs, for the most recently completed fiscal year, to the company’s performance are as follows:

•	Adjusted EBITDA

•	Free Cash Flow before Growth

•	CFO/Debt

•	Fleetwide Capacity Factor

•	Dispatch Match

•	Customer Satisfaction

Total Shareholder Return Amount	$ 175	[5]
Peer Group Total Shareholder Return Amount	98	[6]
Net Income (Loss)	$ (160,000,000)	[7]
Company Selected Measure Amount	2,667,000,000	[8]
PEO Name	Mr. Dominguez
PEO [Member] | Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,699,193)	[9]
PEO [Member] | Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	20,167,014	[10]
PEO [Member] | Reported Change in the Actuarial Present Value of Pension Benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(385,830)	[11]
PEO [Member] | Pension Benefit Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	119,688	[12]
PEO [Member] | Year End Fair Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	17,991,666
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,175,348
PEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Service Cost
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	119,688
PEO [Member] | Prior Service Cost
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Average Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,116,985)
Non-PEO NEO [Member] | Average Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,735,277
Non-PEO NEO [Member] | Average Reported Change in the Actuarial Present Value of Pension Benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(203,718)
Non-PEO NEO [Member] | Average Pension Benefit Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	105,580	[13]
Non-PEO NEO [Member] | Average Year End Fair Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,469,938
Non-PEO NEO [Member] | Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	265,339
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Average Service Cost
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	105,580
Non-PEO NEO [Member] | Average Prior Service Cost
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA is defined as net income plus non-cash interest expense, depreciation and amortization, interest and other income, income tax provision, loss (gain) on the extinguishment of debts, stock-based compensation expense and restructuring or other unusual charges. While the company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the company’s compensation programs, the company has determined that Adjusted EBITDA is the financial performance measure that, in the company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to company performance.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow before Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	CFO/Debt
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Fleetwide Capacity Factor
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Dispatch Match
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Customer Satisfaction

[1]	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Dominguez (our Chief Executive Officer) for 2022 in the “Total” column of the Summary Compensation Table above.
[2]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Dominguez, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Dominguez during 2022. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Dominguez total compensation for 2022 to determine the compensation actually paid:
[3]	The dollar amounts reported in column (d) represent the average of the amounts reported for the company’s named executive officers (NEOs) as a group (excluding Mr. Dominguez) in the “Total” column of the Summary Compensation Table above in each applicable year. The names of each of the NEOs (excluding Mr. Dominguez) included for purposes of calculating the average amounts in 2022 for Messrs. Eggers, Hanson, Koehler, and McHugh.
[4]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Dominguez), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Dominguez) during 2022. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Dominguez) for 2022 to determine the compensation actually paid, using the same methodology described above in footnote 2:
[5]	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the company’s share price at the end and the beginning of the measurement period by the company’s share price at the beginning of the measurement period.
[6]	The peer group used for this purpose is the following published industry index: S&P 500 Industrials.
[7]	The dollar amounts reported represent the amount of net income reflected in Constellation’s audited financial statements for 2022.
[8]	Adjusted EBITDA is defined as net income plus non-cash interest expense, depreciation and amortization, interest and other income, income tax provision, loss (gain) on the extinguishment of debts, stock-based compensation expense and restructuring or other unusual charges. While the company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the company’s compensation programs, the company has determined that Adjusted EBITDA is the financial performance measure that, in the company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to company performance.
[9]	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” columns in the Summary Compensation Table above for 2022.
[10]	The equity award adjustments for 2022 include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
[11]	The amounts included in this column are the amounts reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table above for 2022.
[12]	The total pension benefit adjustments for 2022 include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Dominguez during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:
[13]	The amounts deducted or added in calculating the total pension benefit adjustments are as follows: